STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
Schedule of weighted average assumptions used in estimation of the fair value of options granted

	2012	2011	2010
Expected option life (years)	5.5 - 6.25	5.5 - 6.25	6.00
Risk-free interest rate	0.775% - 1.105%	1.175% - 2.57%	2.42%
Expected stock price volatility	92.97% - 97.20%	69.07% - 72.16%	76.05%
Dividend yield	—	—	—

Summary of stock option compensation expense for employees and non-employees

	2012	2011	2010
Research and development	$53,812	$423,925	$325,208
General and administrative	671,813	753,758	667,549

Total stock-based compensation expense	$725,625	$1,177,683	$992,757

Summary of activity under the plans

Options	Option Shares	Weighted Average Exercise Price	Weighted Average Remaining Term	Aggregate Intrinsic Value
Outstanding December 31, 2011	906,860	$18.36	6.97	$0
Granted	358,582	$4.08
Exercised	—	—
Forfeited or expired	160,583	$12.90

Outstanding December 31, 2012	1,104,859	$14.51	6.45	$0

Exercisable at December 31, 2012	614,425	$20.77	4.73	$0

Vested or expected to vest at December 31, 2012	1,069,890	$14.69	6.39	$0